Bank Loans (Details) - Schedule of long-term bank loans (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due on January 30, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.90%	4.90%
Debt instrument, maturity date	Jan. 30, 2023
Long-term debt, description	guaranteed by Xinrong Zhuo and Ping Lin and collateralized by 2 fishing vessels and collateralized by two related parties’ investments in equity interest of one PRC local banks.
Due on November 27, 2023 [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Annual interest rate	5.15%	5.15%
Debt instrument, maturity date	Nov. 27, 2023
Long-term debt, description	guaranteed by Xinrong Zhuo, Honghong Zhuo, Mr. and Mrs. Zhiyan Lin and 17 fishing vessels
Debt ratio of borrower	80.00%
Due on March 28, 2025 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.95%	4.95%
Debt instrument, maturity date	Mar. 28, 2025
Long-term debt, description	guaranteed by Hong Long, Xinrong Zhuo, Ping Lin and collateralized by 20 fishing vessels
Due on August 21, 2026 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.70%	4.70%
Debt instrument, maturity date	Aug. 21, 2026
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo and Yaohua Zhuo, 15 fishing vessels, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river
Due on October 21, 2025 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.70%	4.70%
Debt instrument, maturity date	Oct. 21, 2025
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo and Hong Long, 15 fishing vessels and 1 transport vessel, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river
Due on July 30, 2026 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.00%
Debt instrument, maturity date	Jul. 30, 2026
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo and Hong Long, collateralized by two fishing vessels and the Land Use Right of B2 plot in central business district on the north shore of Minjiang river
Due on July 30, 2026 [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Annual interest rate	5.39%	5.39%
Debt instrument, maturity date	Jul. 30, 2026
Long-term debt, description	guaranteed by Xinrong Zhuo, 11 fishing vessels and 6 Hong Long’s fishing vessels, real estate of Mingguang Wanhao Property co., LTD., totalled area 22,123.50m2
Debt ratio of borrower	80.00%
Due on April 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.65%	4.65%
Debt instrument, maturity date	Apr. 21, 2028
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river, 1 vessel
Due on December 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.65%	4.65%
Debt instrument, maturity date	Dec. 21, 2028
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river, 1 vessel.
Due on January 15, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.00%
Debt instrument, maturity date	Jan. 15, 2023
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, and collateralized by two related parties’ investments in equity interest of one PRC local banks
Due on August 21, 2022 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	2.20%	2.20%
Debt instrument, maturity date	Aug. 21, 2022
Long-term debt, description	guaranteed by Hong Long, Xinrong Zhuo and Pin Lin
Due on February 21, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	2.20%
Debt instrument, maturity date	Feb. 21, 2023
Long-term debt, description	guaranteed by Hong Long, Xinrong Zhuo and Pin Lin and collateralized by two related parties’ investments in equity interest of one PRC local banks and the Land Use Right of B2 plot in central business district on the north shore of Minjiang river
Due on July 1, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	2.20%
Debt instrument, maturity date	Jul. 01, 2023
Long-term debt, description	guaranteed by Pin Lin, Xinrong Zhuo and Hong Long, pledged deposits provided by Hong Long amounted to RMB42 million, the Land Use Right of B2 plot in central business district on the north shore of Minjiang river and Fuzhou Honglong Marine Aquatic Products Co., Ltd. and 67 million and 16 million shares of Xiamen International Bank Co., Ltd. owned by Hong Long and Fujian International Trade and Transportation Co., Ltd., respectively.
Due on June 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Annual interest rate	4.65%
Debt instrument, maturity date	Jun. 21, 2028
Long-term debt, description	guaranteed by Lin Lin, Xinrong Zhuo, Yaohua Zhuo, Hong Long and Huanghai Shipbuilding Co., Ltd., the Land Use Right of B2 plot in central business district on the north shore of Minjiang river
Due on June 27, 2025 [Member] | Bank of Communications [Member]
Debt Instrument [Line Items]
Annual interest rate	4.65%	4.65%
Debt instrument, maturity date	Jun. 27, 2025
Long-term debt, description	guaranteed by Xinrong Zhuo, Huanghai Shipbuilding Co., Ltd. and Fujian Jingfu Ocean Fishery Development Co., Ltd